EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Basic and Diluted Net Loss Per Share

The components of basic and diluted earnings per share were as follows:

Period February 7, 2017 through December 31, 2017
(in thousands, except per share amounts)
Basic EPS:
Numerator:
Net loss attributable to TIP Inc.	$(15,337)
Denominator:
Basic weighted average Common Shares outstanding	44,692,369
Net loss per share:
Basic	$(0.34)
Diluted EPS:
Numerator:
Net loss attributable to TIP Inc.	$(15,337)
Add back: Net loss attributable to Trilogy LLC Class C Units – Redeemable for Common Shares	(18,444)

Net loss attributable to TIP Inc. and Trilogy LLC Class C Units	$(33,781)
Denominator:
Basic weighted average Common Shares outstanding	44,692,369
Effect of dilutive securities:
Trilogy LLC Class C Units – Redeemable for Common Shares	37,058,289

Diluted weighted average Common Shares outstanding	81,750,658
Net loss per share:
Diluted	$(0.41)

Weighted Average Dilutive Effect of Common Shares Not Included in Computation of Diluted Earnings Per Share

The following table includes the weighted average dilutive effect of Common Shares that may be issued in the future. These Common Shares were not included in the computation of diluted earnings per share for the period of February 7, 2017 through December 31, 2017 because the effect was either anti-dilutive or the conditions for vesting were not met:

Period February 7, 2017 through December 31, 2017
Warrants	13,402,685
Forfeitable shares	1,675,336
Restricted share units	704,360
Unvested Trilogy LLC Class C Units	192,130
Deferred share units	7,643

Common Shares excluded from calculation of diluted net loss	15,982,154